Net income per share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								6 Months Ended		12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net income per share
Outstanding options to purchase common stock excluded from calculation of diluted earnings per share (in shares)									549,446
Exercise price of shares outstanding (in dollars per share)									$ 24.11
Income (numerator):
Net income-basic and diluted	$ 1,566	$ 58,246	$ 41,072	$ 4,670	$ 35,090	$ 16,633	$ 10,602	$ 23,923	$ 57,210	$ 45,742	$ 105,554	$ 86,248	$ (184,495)
Weighted average shares (denominator):
Weighted average shares-basic									126,862,000
Non-vested restricted stock (in shares)									1,239,000
Weighted average shares-diluted									128,101,000
Net income per share:
Basic (in dollars per share)									$ 0.45
Diluted (in dollars per share)									$ 0.45